Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at January 1, 2024	$ 136,285	$ 153,424
Cost	299,482	240,902	$ 273,912
Accumulated depreciation and impairment	(131,442)	(104,617)	(120,488)
Additions	31,332	26,199
Decommissioning costs - Additions to / review of estimates	(68)	6,393
Capitalized borrowing costs	2,044	1,558
Write-offs	(760)	(436)
Transfers (5)	1,790	569
Transfers to assets held for sale	(44)	(318)
Depreciation, amortization and depletion	(18,384)	(14,953)
Impairment recognition (note 25)	(1,850)	(1,674)
Impairment reversal (note 25)	364	187
Translation adjustment	17,331	(34,664)
Balance at December 31, 2024	168,040	136,285
Land Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2024	2,485	2,687
Cost	4,417	3,895	4,634
Accumulated depreciation and impairment	(2,025)	(1,410)	(1,947)
Additions	41	21
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Write-offs	(1)	(8)
Transfers (5)	(395)	482
Transfers to assets held for sale
Depreciation, amortization and depletion	(93)	(78)
Impairment recognition (note 25)	(3)	(2)
Impairment reversal (note 25)	32	4
Translation adjustment	326	(621)
Balance at December 31, 2024	2,392	2,485
Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2024	45,807	58,409
Cost	116,063	96,963	118,173
Accumulated depreciation and impairment	(63,401)	(51,156)	(59,764)
Additions	209	381
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Write-offs	(43)	(53)
Transfers (5)	7,368	5,126
Transfers to assets held for sale	1	20
Depreciation, amortization and depletion	(5,732)	(4,963)
Impairment recognition (note 25)	(764)	(439)
Impairment reversal (note 25)	84	140
Translation adjustment	5,732	(12,814)
Balance at December 31, 2024	52,662	45,807
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2024	24,384	21,516
Cost	42,752	30,321	31,467
Accumulated depreciation and impairment	(5,632)	(5,937)	(9,951)
Additions	17,391	15,203
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs	2,044	1,558
Write-offs	(570)	(300)
Transfers (5)	(9,044)	(7,641)
Transfers to assets held for sale		(5)
Depreciation, amortization and depletion
Impairment recognition (note 25)	(452)	(324)
Impairment reversal (note 25)	233	11
Translation adjustment	3,134	(5,634)
Balance at December 31, 2024	37,120	24,384
Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2024	35,921	40,432
Cost	77,977	67,357	74,809
Accumulated depreciation and impairment	(39,083)	(31,436)	(34,377)
Additions	164	102
Decommissioning costs - Additions to / review of estimates	(68)	6,393
Capitalized borrowing costs
Write-offs	(108)	(9)
Transfers (5)	3,860	2,592
Transfers to assets held for sale	(45)	(402)
Depreciation, amortization and depletion	(4,913)	(3,699)
Impairment recognition (note 25)	(374)	(864)
Impairment reversal (note 25)	2	19
Translation adjustment	4,455	(8,643)
Balance at December 31, 2024	38,894	35,921
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2024	27,688	30,380
Cost	58,273	42,366	44,829
Accumulated depreciation and impairment	(21,301)	(14,678)	$ (14,449)
Additions	13,527	10,492
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Write-offs	(38)	(66)
Transfers (5)	1	10
Transfers to assets held for sale		69
Depreciation, amortization and depletion	(7,646)	(6,213)
Impairment recognition (note 25)	(257)	(45)
Impairment reversal (note 25)	13	13
Translation adjustment	3,684	(6,952)
Balance at December 31, 2024	$ 36,972	$ 27,688